Net other non-operating income - Summary of other non-operating income and other non-operating expense (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Gain on disposals of assets
Gain on disposals of property and equipment	[1]	₩ 1,836	₩ 64,427	₩ 1,452
Gain on disposals of investment property	[1]	108	20,701	12,640
Gain on disposals of assets held for sale		16,976	1,147	0
Gain on disposals of lease assets		247	2,712	1,681
Gain on disposals of right-of-use assets		2,986	3,415	1,112
Gain on disposals of others		0	24	407
Gain on disposals of assets		22,153	92,426	17,292
Gain on disposals of investments in associates		39,593	11,325	3,461
Miscellaneous other non-operating income
Rental income on investment property		35,887	23,890	43,777
Reversal of impairment losses on intangible asset		372	119	438
Gain from assets contributed		20	4	86
Others		64,272	66,268	82,879
Miscellaneous other non-operating income		100,551	90,281	127,180
Other non-operating income		162,297	194,032	147,933
Loss on disposals of assets
Loss on disposals of property and equipment	[1]	(2,027)	(5,884)	(870)
Loss on disposals of investment property		(2,111)	0	0
Loss on disposals of lease assets		0	(5,538)	(3,221)
Loss on disposals of right-of-use assets		(2,920)	(1,195)	(306)
Loss on disposals of others		(1,186)	(64)	0
Loss on disposals of assets		(8,244)	(12,681)	(4,397)
Loss from investments in associates
Loss on disposals of investments in associates		(11,002)	(5,754)	(3,974)
Impairment loss on investments in associates		(10,719)	(9,407)	0
Loss from investments in associates		(21,721)	(15,161)	(3,974)
Miscellaneous other non-operating expense
Donations		(64,098)	(86,608)	(94,937)
Depreciation of investment properties		(21,616)	(20,165)	(17,565)
Impairment loss on property and equipment		(7,594)	0	0
Impairment loss on intangible assets		(34,916)	(41,429)	(152,081)
Write-off of intangible assets		(1,346)	(474)	(9,221)
Expenses on collection of special bonds		(11,275)	(7,978)	(7,322)
Others	[2]	(518,519)	(344,934)	(46,465)
Miscellaneous other non-operating expense		(659,364)	(501,588)	(327,591)
Other Non Operating Expenses One		(689,329)	(529,430)	(335,962)
Net other non operating income (loss)		₩ (527,032)	₩ (335,398)	₩ (188,029)

[1]	Gain and loss on disposal of sale-and-leaseback are included in gain and loss on disposal of property, plant, and equipment and gain on disposal of investment property, respectively. Gain on disposal of sale-and-leaseback for the year ended December 31, 2020 is W 9,761 million.
[2]	It includes W 284,176 million and W 466,775 million, respectively, for the years ended December 31, 2020 and 2021 of estimated claim for damages that are highly probable to be paid in case of customer losses expected due to redemption delays of Lime CI funds.